RISK MANAGEMENT (Details Textual) - COP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Risk Management [Line Items]
Repayment term	5 to 30 years
Transfer of loans and goods to foreclosed assets and inventories	$ 521,718,000	$ 331,057,000	$ 487,122,000
Concentration of Number of economic groups	20
Credit exposure	$ 18,279,478,000	125,675,861,000
Percentage of debt securities not in default	100.00%
Percentage of derivatives not in default	99.80%
Disclosure of term of exposure	10 days
Confidence level	99.00%
Holding period	10 days
Time duration	250 days
Interest income sensitivity in basis points	50
Net interest income sensitivity due to increase in basis points	$ 175,950
Percentage of decrease in Market value of investments	11.23%
Decrease in market value of investments	$ 146,667,000,000
Market value of investments	$ 163,136,000,000
Contractual maturities liabilities duration	30 days
Duration of contract maturity of mortgage loans	15 and 30 years
Percentage decrease in market value	14.70%
Decrease in structural equity investments market value	$ 23,981,000,000
Structural equity investment market value	$ 139,155,000,000	$ 163,136,000,000
Increase in Moderate Growth Rate of Loan Portfolio	12.07%
Increase in 30-Day Past Due Loan Ratio	4.33%	4.49%
Increase in Rate of Commercial Loans		5.89%
Thirty Day Past Due Loan Ratio of Commercial Loans		3.56%
Increase in Rate of Consumer Loans		15.72%
Thirty Day Past Due Loan Ratio of Consumer Loans		4.93%
Mortgage Loans		$ 22,870,000,000
Increase in Rate of Mortgage Loans		11.50%
Thirty Day Past Due Loan Ratio of Mortgage Loans		6.95%
Corporate loans		$ 117,798,000,000
Consumer loans		31,993,000,000
Small Business Loan		$ 1,156,000,000
Increase in Rate of Small Business Loans		8.71%
Thirty Day Past Due Loan Ratio of Small Business Loans		12.01%
Description of estimated Impact of expected credit loss by applying the optimistic and pessimistic scenarios	Additionally, the Bank has estimated the impact on the expected loss of applying the optimistic and pessimistic scenarios with a weight of 100% to each one; As a result, for the optimistic scenario there is a decrease of COP -315,483 in the expected losses; whereas for the pessimistic scenario there is an increase of COP 392,654. This result includes the base and alternative scenarios of the individual methodology.
Capital Adequacy Requirements Description	minimum solvency ratio (Basic Solvency Risk Index, Tier 1) above 4.5%, and a total solvency risk index (Tier 2) greater than or equal to 9.0%
Financial assets	$ 17,361,475,000	$ 16,377,253,000
Individually Impaired loan	5,800,000
Optimistic Scenario [Member]
Risk Management [Line Items]
Increase Decrease In Expected Credit Loss	315,483,000
Pessimistic Scenario [Member]
Risk Management [Line Items]
Increase Decrease In Expected Credit Loss	$ 392,654,000
Currency risk [member]
Risk Management [Line Items]
Percentage of increase in total market risk	33.00%
Risk exposure associated with instruments sharing characteristic	$ 1,086,904,000,000	1,447,384,000,000
United states dollars [Member]
Risk Management [Line Items]
Percentage of increase in net position of currency	131.82%
Economic group [Member]
Risk Management [Line Items]
Credit exposure	$ 20,372,000,000	$ 19,223,000,000